INCOME TAXES (Details 1) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
INCOME TAXES
Deferred tax asset attributable to: Net operating loss carryover	$ 258,000	$ 254,000
Less: valuation allowance	(258,000)	(254,000)
Net deferred tax asset	$ 0	$ 0